Note G - Pensions and Other Postretirement Benefits (Details) - Assumptions Used	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Assumptions Used [Line Items]
Discount rate	4.30%	3.40%
Rate of compensation increase	3.50%	3.50%
Discount rate	4.30%	4.00%
Expected long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.50%	3.50%
Postretirment Benefits [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Assumptions Used [Line Items]
Discount rate	4.50%	3.20%
Discount rate	3.20%	3.76%